Restatement of Previously Issued Financial Statements - Summary of Impact of Restatement on Unaudited Statement of Cash Flows (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of common stock subject to possible redemption	$ 276,000,000	$ 276,000,000	$ 276,000,000
Change in value of common stock subject to possible redemption	0	0
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of common stock subject to possible redemption	227,738,380	227,738,380
Change in value of common stock subject to possible redemption	34,690,050	34,570,460
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Initial value of common stock subject to possible redemption	48,261,620	48,261,620
Change in value of common stock subject to possible redemption	$ (34,690,050)	$ (34,570,460)